Restructuring Activities (Details)	3 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring Charges						$ 54,000,000	$ 21,000,000	$ 42,000,000
Restructuring expense including discontinued operations						71,000,000	41,000,000	79,000,000
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Current Beginning					$ 26,000,000	29,000,000	39,000,000	26,000,000
Expense						71,000,000	41,000,000	79,000,000
Reversals							(2,000,000)
Exchange						(2,000,000)
Utilization						(56,000,000)	(49,000,000)	(66,000,000)
Restructuring liabilities transferred in the business divestiture						(3,000,000)
Restructuring Reserve, Current Ending	$ 39,000,000			$ 39,000,000		39,000,000	29,000,000	39,000,000	$ 26,000,000
Loss on asset contribution						3,000,000	0	14,000,000
Reimbursment form Ford								23,000,000
Electronics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges						37,000,000
Restructuring expense including discontinued operations						37,000,000	0	36,000,000
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Current Beginning					19,000,000	0	1,000,000	19,000,000
Expense						37,000,000	0	36,000,000
Reversals							(1,000,000)
Exchange						(1,000,000)
Utilization						(6,000,000)	0	(54,000,000)
Restructuring liabilities transferred in the business divestiture						0
Restructuring Reserve, Current Ending	30,000,000			1,000,000		30,000,000	0	1,000,000	19,000,000
Corporate, Non-Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense including discontinued operations						1,000,000	9,000,000	4,000,000
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Current Beginning					0	3,000,000	3,000,000	0
Expense						1,000,000	9,000,000	4,000,000
Reversals							0
Exchange						0
Utilization						(4,000,000)	(9,000,000)	(1,000,000)
Restructuring liabilities transferred in the business divestiture						0
Restructuring Reserve, Current Ending	0			3,000,000		0	3,000,000	3,000,000	0
Other Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense including discontinued operations						33,000,000	32,000,000	39,000,000
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Current Beginning					7,000,000	26,000,000	35,000,000	7,000,000
Expense						33,000,000	32,000,000	39,000,000
Reversals							(1,000,000)
Exchange						(1,000,000)
Utilization						(46,000,000)	(40,000,000)	(11,000,000)
Restructuring liabilities transferred in the business divestiture						(3,000,000)
Restructuring Reserve, Current Ending	9,000,000			35,000,000		$ 9,000,000	26,000,000	35,000,000	7,000,000
Other Segments [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges							4,000,000
2014 Restucturig Member [Member] | Electronics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated						600
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Current Ending	30,000,000					$ 30,000,000
Cadiz Electronics Plant Closure [Member]
Restructuring Reserve [Roll Forward]
Reimbursment form Ford								$ 19,000,000	$ 4,000,000
Supply contract term								5 years
Cadiz Electronics Plant Closure [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges					31,000,000
Restructuring Reserve [Roll Forward]
Utilization								$ (49,000,000)
Cadiz Electronics Plant Closure [Member] | Costs related to assets contribution [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges					5,000,000
Restructuring Reserve [Roll Forward]
Utilization								$ (5,000,000)
Loss on asset contribution					$ 14,000,000
Argentina restructuring action [Member] | Other Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated						270
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Current Ending	1,000,000					$ 1,000,000
Argentina restructuring action [Member] | Other Segments [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges						13,000,000
South Africa restructuring action [Member] | Other Segments [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges						$ 2,000,000
Restructuring and Related Cost, Number of Positions Eliminated						90
Brazil restructuring action [Member] | Other Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated			255
Brazil restructuring action [Member] | Other Segments [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			$ 8,000,000
Restructuring Reserve [Roll Forward]
Utilization						$ (4,000,000)	$ (4,000,000)
2012 Restructuring Action [Member] | Corporate, Non-Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				$ 4,000,000
Restructuring and Related Cost, Number of Positions Eliminated				30			40
Restructuring Reserve [Roll Forward]
Utilization						(4,000,000)
Maximum [Member] | Electronics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost	$ 60,000,000					60,000,000
Discontinued Operations [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Current Beginning						20,000,000
Restructuring Reserve, Current Ending							$ 20,000,000
Discontinued Operations [Member] | 2014 Restucturig Member [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated	50	100
Discontinued Operations [Member] | 2014 Restucturig Member [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 3,000,000	$ 6,000,000
Restructuring Reserve [Roll Forward]
Utilization						(3,000,000)
Restructuring liabilities transferred in the business divestiture						$ 3,000,000
Discontinued Operations [Member] | 2011 Climate Segment Restructuring Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated						20	100	45
Discontinued Operations [Member] | 2011 Climate Segment Restructuring Actions [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges						$ 3,000,000	$ 14,000,000	$ 4,000,000
Discontinued Operations [Member] | 2012 Restructuring Action [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated				230
Discontinued Operations [Member] | 2012 Restructuring Action [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				$ 30,000,000		5,000,000	4,000,000
Restructuring Reserve [Roll Forward]
Utilization						(18,000,000)	$ (16,000,000)
Restructuring Reserve, Current Ending	$ 5,000,000					$ 5,000,000